Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 26,260	$ 19,058
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization	29,412	28,743
Amortization of deferred charges	364	301
Amortization of above market acquired charters (Note 5)	7,631	8,243
Changes in operating assets and liabilities:
Trade accounts receivable	380	2,110
Prepayments and other assets	(655)	(227)
Inventories	(800)	(865)
Trade accounts payable	3,190	1,665
Due from related parties	(2,172)	664
Due to related parties	289	(6,367)
Accrued liabilities	(330)	14
Deferred revenue	(867)	3,577
Dry-docking costs paid	(419)	(323)
Net cash provided by operating activities	62,283	56,593
Cash flows from investing activities:
Vessel acquisitions and improvements (Note 4)	(134,093)	(112)
Increase in restricted cash	(1,500)	0
Net cash used in investing activities	(135,593)	(112)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 7)	133,327	0
Expenses paid for issuance of Partnership units (Note 7)	(476)	0
Proceeds from long-term debt (Notes 4, 6)	72,389	0
Loan issuance costs	(1,769)	(12)
Payments of long-term debt (Note 6)	(118,599)	(2,700)
Dividends paid	(59,143)	(50,036)
Net cash provided by / (used in) financing activities	25,729	(52,748)
Net (decrease) / increase in cash and cash equivalents	(47,581)	3,733
Cash and cash equivalents at beginning of period	164,199	63,972
Cash and cash equivalents at end of period	116,618	67,705
Supplemental cash flow information
Cash paid for interest	8,170	8,243
Non-Cash Investing and Financing Activities
Issuance costs of Partnership's units included in liabilities (Note 7)	263	0
Capitalized and dry-docking vessel cost included in liabilities	$ 1,344	$ 71